CAVANAL HILL FUNDS

Supplement dated December 31, 2015
to the
Money Market Funds Prospectus
for Select, Premier and Institutional Shares
dated December 31, 2015

Select Shares of the Cavanal Hill U.S. Treasury Fund and the Cavanal Hill Cash Management Fund are currently not available for sale.

Premier Shares of the U.S. Treasury Fund are currently not available for sale.

Institutional Shares of the Tax-Free Money Market Fund are currently not available for sale.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE
PROSPECTUS FOR FUTURE REFERENCE.